Financial risks	6 Months Ended
Jun. 30, 2026
Financial risks management[abstract]
Financial risks
15 Financial risks
There have been no material changes in financial risks as reported in Annual Report 2025, except for the economic variable assumptions and ECL information.
15.1 Economic variable assumptions
The most significant
period-end
assumptions used for the ECL estimate are set out below. The scenarios “base”, “upside” and “downside” were used for all portfolios.

June 30, 2026	Scenarios	2027	2028	2029	2030	Units

Interest rates	Base	4.36	4.42	4.48	4.47	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Upside	4.44	4.42	4.47	4.47	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Downside	3.50	4.00	4.27	4.40	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Unemployment rate	Base	4.66	4.55	4.50	4.57	(%, SA)

Unemployment rate	Upside	3.78	3.96	3.86	4.02	(%, SA)

Unemployment rate	Downside	8.40	6.99	5.87	5.04	(%, SA)

House Price Index	Base	428.56	443.35	458.07	473.14	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	460.16	476.97	498.41	517.39	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	366.03	390.94	408.61	421.48	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	25,024.30	25,583.91	26,262.97	26,971.68	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Upside	25,406.74	26,029.13	26,745.05	27,453.89	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Downside	23,846.24	24,371.64	25,277.17	26,086.79	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	6,961.56	7,398.77	8,012.41	8,622.30	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	7,413.18	7,927.83	8,354.24	8,935.02	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	4,985.49	5,672.73	6,935.66	7,861.56	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

December 31, 2025	Scenarios	2026	2027	2028	2029	Units

Interest rates	Base	4.29	4.32	4.33	4.30	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Upside	4.39	4.41	4.33	4.30	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Downside	3.05	3.76	4.02	4.16	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Unemployment rate	Base	4.78	4.59	4.29	4.05	(%, SA)

Unemployment rate	Upside	3.83	3.94	3.66	3.47	(%, SA)

Unemployment rate	Downside	8.34	7.60	6.16	4.94	(%, SA)

House Price Index	Base	429.08	438.87	455.20	471.22	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	450.23	472.07	494.28	513.52	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	362.72	383.66	404.10	420.99	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	24,484.94	24,932.78	25,485.10	26,129.71	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Upside	24,887.20	25,401.41	26,012.56	26,724.26	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Downside	23,372.80	23,689.06	24,425.29	25,270.54	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	6,363.30	6,460.73	6,953.76	7,485.28	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	6,831.53	6,904.30	7,343.79	7,756.76	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	4,423.87	4,764.13	5,780.16	6,786.08	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

1	NSA: Not seasonally adjusted.
2	SAAR: Seasonally adjusted annual rate.

The weightings assigned to each economic scenario
were
as follows:

Weightings	Base	Upside	Downside

On June 30, 2026	40	30	30

On December 31, 2025	40	30	30
Other forward-looking considerations not otherwise incorporated within the above scenarios, such as the impact of any regulatory, legislative, or political changes, have also been considered, but are not deemed to have a material impact, and therefore, no adjustment has been made to the ECL for such factors. This process is reviewed and monitored for appropriateness on a quarterly basis.
15.2 Information about amounts arising from ECL
Aegon regularly monitors industry sectors and individual debt securities for factors influencing the ECL allowance. These include credit risk-driven stage transfers, recognition or derecognition of financial instruments, and updates to model inputs such as probability of default (PD), exposure at default (EAD), and loss given default (LGD). Changes in models or assumptions, time-based discount unwinds, foreign exchange effects, and asset write-offs also impact ECL. For asset-backed securities, Aegon assesses cash flow trends and collateral levels. Investment portfolio ratings are based on a composite of S&P, Moody’s, Fitch, and internal assessments. The following tables detail changes in the loss allowance over the reporting period.

	Gross amount					ECL

Debt securities	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
1H 2026	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL

Opening balance	46,782	358	306	47,446	(188)	(27)	(131)	(347)

Acquisition	5,100	4	3	5,107	(18)	(1)	(1)	(19)

Disposal	(2,842)	(43)	(44)	(2,928)	10	1	29	40

ECL transfer from stage 1 to stage 2	(194)	194	-	-	1	(1)	-	-

ECL transfer from stage 2 to stage 1	12	(12)	-	-	(1)	1	-	-

ECL transfer from stage 2 to stage 3	-	(5)	5	-	-	6	(6)	-

ECL transfer from stage 3 to stage 2	-	14	(14)	-	-	(7)	7	-

ECL transfer from stage 3 to stage 1	13	-	(13)	-	(2)	-	2	-

Impact on year-end ECL	-	-	-	-	3	(5)	(2)	(4)

Amortizations through income statement	70	1	20	91	-	-	-	-

Unrealized gains/losses through equity	(659)	(3)	3	(659)	-	-	-	-

Movements related to fair value hedges	(1)	-	-	(1)	-	-	-	-

Change in models	-	-	-	-	45	(3)	4	46

Other movements	(1)	-	-	(1)	-	-	-	-

Transfer to/from other headings	(60)	-	-	(60)	-	-	-	-

Net exchange differences	1,312	13	8	1,332	(4)	(1)	(3)	(8)

Closing balance	49,532	522	274	50,328	(154)	(38)	(100)	(292)

1	Including purchased credit impaired.

	Gross amount					ECL

Debt securities	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
FY 2025	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL

Opening balance	51,529	335	383	52,247	(187)	(41)	(112)	(341)

Acquisition	8,632	4	27	8,663	(29)	-	(14)	(43)

Disposal	(8,729)	(146)	(88)	(8,963)	30	15	28	73

ECL transfer from stage 1 to stage 2	(269)	269	-	-	2	(2)	-	-

ECL transfer from stage 1 to stage 3	(12)	-	12	-	-	-	-	-

ECL transfer from stage 2 to stage 1	24	(24)	-	-	(1)	1	-	-

ECL transfer from stage 2 to stage 3	-	(36)	36	-	-	4	(4)	-

ECL transfer from stage 3 to stage 2	-	1	(1)	-	-	(1)	1	-

ECL transfer from stage 3 to stage 1	12	-	(12)	-	(9)	-	9	-

Impact on year-end ECL	-	-	-	-	9	(10)	(51)	(52)

Amortizations through income statement	115	1	46	162	-	-	-	-

Unrealized gains/losses through equity	1,528	18	(58)	1,488	-	-	-	-

Change in models	-	-	-	-	(26)	3	(1)	(24)

Other movements	7	(23)	14	(2)	-	-	-	-

Transfer to/from other headings	(21)	-	(7)	(28)	-	-	-	-

Net exchange differences	(6,035)	(42)	(44)	(6,120)	23	5	14	42

Closing balance	46,782	358	306	47,446	(188)	(27)	(131)	(347)

1	Including purchased credit impaired.
The total amount of undiscounted ECL on June 30, 2026, for purchased or originated credit-
impaired
financial assets recognized during the period was EUR 1 million (December 31, 2025: EUR 1 million).